Equity Awards and Warrants - Private Placement of Shares of Common Stock and Warrants (Details)										1 Months Ended							3 Months Ended										9 Months Ended			12 Months Ended
	Feb. 13, 2023 USD ($) $ / shares shares	Jan. 12, 2023 $ / shares	Aug. 31, 2022 $ / shares shares	Aug. 30, 2022 $ / shares shares	Aug. 02, 2022 shares	Mar. 25, 2022 shares	Feb. 14, 2022 shares	Feb. 04, 2022 shares	May 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Jul. 31, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 shares	Feb. 28, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares		Nov. 30, 2021 USD ($)	[1]	Aug. 31, 2021 USD ($)	[1]	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares		May 31, 2022 USD ($) item $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Mar. 10, 2023 USD ($)	Jan. 05, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Jul. 08, 2022 shares	Jul. 07, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares										$ 0.50							$ 0.50
Warrant exercises (in shares)																														1,400,000	26,700,000
Exercise of warrants for cash | $																											$ 300,000			$ 1,000,000.0
Exercise of warrants for cash, shares																											500,000
Cashless exercise of warrants, shares																											200,000			200,000
Cashless exercise of warrants, warrants																											300,000			300,000
Shares issued during the period new issues shares	400,000		4,600,000															500,000												7,900,000
Finance charges related to warrant issuance for surety bond backstop agreement | $																		$ 4,885,000	$ 8,601,000		$ 6,585,000	[1]								$ 6,585,000
Common stock warrants to purchase shares			5,500,000							71,100,000							71,100,000		5,500,000
Term of warrants										5 years	10 years						5 years
Number Of Warrants In fixed Combination Issue Of Securities																														0.3
Warrant covering common stock shares purchased, percentage			75.00%	50.00%																										12.00%
Placement agent fees and expenses | $																	$ 2,000,000.0			$ 2,800,000
Stock issued for private offerings | $																		$ 18,045,000			$ 3,552,000	[1]								$ 46,511,000	$ 1,000,000
Number of warrants expiration extended																											3,800,000
Proceeds from warrant exercises | $																											$ 264,000	$ 1,036,000	[1]	$ 1,036,000	$ 19,428,000
Deemed dividends | $																											$ 500,000
Common Stock, Shares Authorized			1,350,000,000	1,000,000,000.0					1,350,000,000									1,350,000,000	1,350,000,000								1,350,000,000			1,350,000,000	1,350,000,000
CytoDyn Inc. | David F Welch
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage																		5.00%									5.00%
Back Stop Warrant #1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																																		$ 0.10
Common stock warrants to purchase shares																																		7,500,000
Back Stop Warrant #2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																																		$ 0.10
Common stock warrants to purchase shares																		7,500,000									7,500,000							7,500,000
Former CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation policy period																														18 months
Shares issued during the period new issues shares						908,418																					380,704
Former General Counsel
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation policy period																														12 months
Severance payment | $																														$ 12,500
Shares issued during the period new issues shares																											79,391			155,612
Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of salary in lieu of cash, net of payroll deductions and withholding taxes															25.00%
Shares issued															522,382															317,441
Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period new issues shares																															8,900,000
Stock based compensation | $																$ 14,000
Term of warrants									5 years																						5 years
Number of common shares in a fixed combination issue of shares									1																						1
Number Of Warrants In fixed Combination Issue Of Securities									1																						1
Stock issued for private offerings | $																			$ 17,544,000				$ 27,307,000		$ 2,872,000
Proceeds from warrant exercises | $																															$ 23,600,000
Private Equity Offering | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																$ 1.04					$ 1.04							$ 1.04
Shares issued during the period new issues shares																15,000
Common stock warrants to purchase shares																25,000					25,000							25,000
Private Equity Offering | Placement Agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																														$ 0.40
Warrant exercises (in shares)																														11,400,000
Shares issued during the period new issues shares																														38,100,000
Common stock warrants to purchase shares																														1,600,000
Term of warrants																														7 years
Non-cash inducement interest expense | $																														$ 1,700,000
Cash inducement interest expense | $																														$ 200,000
Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercises (in shares)																															2,300,000
Shares issued during the period new issues shares									4,100,000											85,400,000										34,600,000	8,800,000
Common stock warrants to purchase shares									900,000	71.1							71.1														900,000
Non-cash inducement interest expense | $																														$ 5,200,000
Stock issued for private offerings | $																	$ 14,400,000			$ 18,900,000										$ 5,400,000
Proceeds, net of issuance costs | $																	$ 13,300,000			$ 7,700,000
Private Warrant Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares												$ 1.00
Warrants exchanged (in shares)																														3,500,000	32,600,000
Shares issued during the period new issues shares									36,200,000																						35,800,000
Common stock warrants to purchase shares																														7,900,000
Non-cash inducement interest expense | $																															$ 14,000,000.0
Placement agent fees and expenses | $												$ 2,100,000																			500,000
Stock issued for private offerings | $									$ 34,900,000
Exercise of warrants, net of offering costs (in shares)												9,700,000
Shares issued on warrant inducement												8,400,000
Proceeds from warrant exercises | $												$ 2,100,000
Deemed dividends | $												$ 500,000
Private Warrant Exchange [Member] | Cyrus Arman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares	$ 0.50
Shares issued during the period new issues shares	400,000
Common stock warrants to purchase shares	1
Number of shares per warrant	1
Proceeds from Issuance of Common Stock | $	$ 100,000
Number of shares per unit	1
Private Warrant Exchange [Member] | Placement Agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash inducement interest expense | $																														$ 6,700,000	$ 13,900,000
Private Warrant Exchange, Non-Inducement Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period new issues shares									400,000
Non-cash inducement interest expense | $																														$ 1,500,000
Allotment to placement agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares				$ 0.40							$ 0.23			$ 0.255						$ 0.255										$ 0.255
Increase in number of shares authorized																														350,000,000
Common stock warrants to purchase shares											10,700,000			19,400,000						19,400,000
Term of warrants														10 years						10 years										10 years
Warrant covering common stock shares purchased, percentage											15.00%						12.00%			13.00%										13.00%
Placement agent fees and expenses | $																	$ 25,000			$ 50,000										$ 50,000
Allotment to placement agent | Placement Agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																														$ 1.00
Shares issued during the period new issues shares																														1,400,000
Term of warrants																														10 years
Warrant covering common stock shares purchased, percentage																														12.00%
Second Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares														$ 0.306						$ 0.306										$ 0.30
Exercise price of stock warrant combo, per share | $ / shares		$ 0.23												$ 0.255						$ 0.255										$ 0.255
Shares issued during the period new issues shares																	65.6													34,600,000
Common stock warrants to purchase shares														64,000,000.0						64,000,000.0
Term of warrants														5 years						5 years										5 years
Number of common shares in a fixed combination issue of shares											1			1						1										1
Number Of Warrants In fixed Combination Issue Of Securities											1			1						1										1
Warrant exercise price percentage of final unit price																				120.00%										120.00%
Proceeds from warrant exercises | $																														$ 8,800,000
Closing share price (as percentage)		90.00%
Stock Subscription Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																														$ 1.00
Number of private placements conducted | item																														2
Shares issued during the period new issues shares																														11,400,000
Common stock warrants to purchase shares																														5,000,000.0
Number of common shares in a fixed combination issue of shares																														1
Placement agent fees and expenses | $																														$ 50,000
Proceeds from Issuance of Common Stock | $																														11,400,000
Stock issued for private offerings | $																														10,000,000.0
Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $																														$ 6,600,000
Finance charges related to warrant issuance for surety bond backstop agreement | $																											$ 4,900,000
Common stock warrants to purchase shares																														15,000,000
Interest rate							10.00%	10.00%
Period of Indemnification, Payment by Indemnitors							90 days	90 days
Indemnification Fee Payment Ratio							1.50%	1.50%
Amount of cash collateral to be relieved of amount currently pledged | $																		$ 5,100,000									5,100,000
Amount of cash collateral to be relieved of amount currently pledged by Indemnity in support of Surety Bond | $											$ 5,000,000.0
Restricted Cash | $																		$ 5,100,000									$ 5,100,000
Surety Bond Backstop Agreement | Four Good Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																		$ 0.10									$ 0.10
Term of warrants																		5 years									5 years
Initial Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants to purchase shares							15,000,000.0	15,000,000
Make-Whole Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock warrants to purchase shares							15,000,000.0	15,000,000
Four Good Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																														$ 0.20
Finance charges related to warrant issuance for surety bond backstop agreement | $																														$ 6,600,000
Term of warrants																														5 years
Warrant Exchange Agreements [Member] | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercises (in shares)																		3,400,000
Shares issued on warrant inducement																		600,000
Proceeds from warrant exercises | $																		$ 700,000
Restricted Cash | $																		$ 100,000									$ 100,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares			$ 0.255						$ 1.00									$ 0.75	$ 0.255								$ 0.75			$ 1.35	$ 1.00
Cashless exercise of warrants, exercise price | $ / shares																		0.50									0.50			0.83
Maximum | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									1.80																						1.80
Maximum | Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									1.00																					1.00	1.00
Maximum | Private Warrant Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									0.90																						0.90
Warrants grant date fair value | $ / shares									1.50																						1.50
Maximum | Allotment to placement agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares			$ 0.306																$ 0.306
Maximum | Four Good Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																														0.30
Maximum | Warrant Exchange Agreements [Member] | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																		0.75									0.75
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									0.45									0.45									0.45			0.45	0.45
Cashless exercise of warrants, exercise price | $ / shares																		0.26									0.26			0.40
Warrant covering common stock shares purchased, percentage																			0.40%
Minimum | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									0.40																						0.40
Minimum | Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									0.40																					$ 0.45	0.40
Minimum | Private Warrant Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									0.21																						0.21
Warrants grant date fair value | $ / shares									$ 0.30																						$ 0.30
Minimum | Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of cash collateral to be relieved of amount currently pledged | $																																	$ 1,500,000
Minimum | Warrant Exchange Agreements [Member] | Accredited Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares																		$ 0.50									$ 0.50
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued for private offerings | $										$ 1,100,000
Common Stock, Shares Authorized																																			1,350,000,000	1,000,000,000
Subsequent Event | Former CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period new issues shares					69,040								26,106
Subsequent Event | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares														$ 0.30						$ 0.30
Exercise price of stock warrant combo, per share | $ / shares														$ 0.255						$ 0.255
Shares issued during the period new issues shares														50,700,000
Number of shares per warrant														0.75						0.75
Term of warrants														5 years						5 years
Warrant exercise price percentage of final unit price														120.00%
Proceeds, net of issuance costs | $														$ 11,300,000
Subsequent Event | Private Equity Offering | Placement Agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares										$ 0.50							$ 0.50
Common stock warrants to purchase shares										5,500,000							5,500,000
Number of shares per warrant										1							1
Term of warrants										5 years							5 years
Proceeds, net of issuance costs | $										$ 1,100,000
Number of shares per unit										1							1
Subsequent Event | Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of cash collateral to be relieved of amount currently pledged | $																																$ 1,400,000

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.